FAIR VALUE MEASUREMENTS (Details) - USD ($)		3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 03, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Assets:
Investments held in Trust Account		$ 77,021,741		$ 234,600,000	$ 237,501,000
Liabilities:
Warranty liability		1,974,578		10,580,041	451,987
Change in fair value of derivative liabilities		$ (1,397,855)	$ 6,142,660	3,436,685	10,128,054
Initial Public Offering | Class A ordinary shares
Liabilities:
Number of shares in a unit	1
Public Warrants
Liabilities:
Warranty liability				10,580,041	$ 451,987
Exercise price of warrant		$ 0.12			$ 0.12
Public Warrants | Class A ordinary shares
Liabilities:
Exercise price of warrant	$ 11.50
Public Warrants | Initial Public Offering
Liabilities:
Number of warrants in a unit	0.5
Level 1
Assets:
Investments held in Trust Account		$ 77,021,741		234,600,000	$ 237,501,000
Level 1 | Public Warrants
Liabilities:
Warranty liability		952,200		5,198,000	213,900
Level 3 | Private Placement Warrants
Liabilities:
Warranty liability		$ 1,022,378		$ 5,382,041	$ 238,087